Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000253638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Concentrated Growth ETF - NAV Return
Average Annual Return, Percent	15.21%	12.89%	12.62%
C000253639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Dynamic Value ETF - NAV Return
Average Annual Return, Percent	12.20%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.63%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index (broad-based index)
Average Annual Return, Percent	21.14%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	11.15%